Asset Retirement Obligation	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Asset Retirement Obligation
19.	Asset Retirement Obligation

The Company’s asset retirement obligation relates to the cost of removing and restoring of the Buckreef Project in Tanzania. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and other costs. This estimate depends on the development of environmentally acceptable mine closure plan.

A reconciliation for asset retirement obligations is as follows:

	August 31, 2019	August 31, 2018

Balance, beginning of year	$726,143	$715,057
Accretion expense	11,261	11,086

Balance, end of the year	$737,404	$726,143

The mine closure provision liability is based upon the following estimates and assumptions:

a)	Total undiscounted amount of future retirement costs was estimated to be US$522,000.

b)	Risk-free rate at 1.58%.

c)	Expected timing of cash outflows required to settle the obligation is for the full amount to be paid in 2025.

d)	Inflation over the period from is estimated to be 1.5% per annum.